Significant Accounting Policies (Details) - Schedule of segment revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	$ 34,161	$ 75,496
Seminars [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	27,773	43,622
Products [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	427	14,322
Coaching and Mentoring [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	1,452	10,167
Online and Subscription [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	4,056	2,427
Other [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	453	4,958
North America [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	24,001	54,427
North America [Member] | Seminars [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	18,117	32,714
North America [Member] | Products [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	427	9,404
North America [Member] | Coaching and Mentoring [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	1,059	5,564
North America [Member] | Online and Subscription [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	3,945	2,070
North America [Member] | Other [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	453	4,675
U.K. [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	1,058	4,128
U.K. [Member] | Seminars [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	1,058	2,562
U.K. [Member] | Products [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		1,141
U.K. [Member] | Coaching and Mentoring [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		138
U.K. [Member] | Online and Subscription [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		6
U.K. [Member] | Other [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		281
Other Foreign Markets [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	9,102	16,941
Other Foreign Markets [Member] | Seminars [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	8,598	8,346
Other Foreign Markets [Member] | Products [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		3,777
Other Foreign Markets [Member] | Coaching and Mentoring [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	393	4,465
Other Foreign Markets [Member] | Online and Subscription [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue	111	351
Other Foreign Markets [Member] | Other [Member]
Significant Accounting Policies (Details) - Schedule of segment revenue [Line Items]
Total revenue		$ 2